Plant, Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Plant, Property and Equipment, Net [Abstract]
Schedule of Plant, Property and Equipment, Stated at Cost Less Accumulated Depreciation

Plant, property and equipment, stated at cost less accumulated depreciation, consisted of the following:

	As of December 31,
	2025	2024
Building	$32,649,379	$28,882,829
Machines	41,084,085	35,486,639
Vehicles	483,836	461,813
Electronic equipment	1,215,641	983,675
Furniture, fixtures and equipment	338,730	327,961
Leasehold improvements	430,022	400,264
Subtotal	76,201,693	66,543,181
Construction in progress	3,012,275	2,994,832
Less:
Accumulated depreciation	(15,268,107)	(9,034,739)
Plant, property and equipment, net	$63,945,861	$60,503,274